Subsequent Events	12 Months Ended
Dec. 31, 2021
Subsequent Events [Abstract]
Subsequent Events
18. Subsequent Events
The Company has completed an evaluation of all subsequent events after the balance sheet date of December 31, 2021 through March 8, 2022, the date the financial statements were issued, to ensure that these financial statements include appropriate disclosure of events both recognized in the financial statements as of December 31, 2021, and events which occurred subsequently but were not recognized in the financial statements.
The
Company has concluded that no subsequent events have occurred that require disclosure, except as disclosed within the financial statements.
(a)	Stock-based Compensation Activity
Through the date the financial statements were issued, the Company has issued 693,330 shares of common stock in connection with exercises of stock options for gross proceeds of $404 thousand.

(b)	Business Combination Agreement
On January 31, 2022, Comera, OTR, CLS Holdings, Comera Merger Sub and OTR Merger Sub, entered into an agreement and plan of merger (the “Business Combination Agreement”), pursuant to which (i) Comera Merger Sub will be merged with and into Comera (the “Comera Merger”), with Comera surviving the Comera Merger as a direct wholly-owned subsidiary of
CLS Holdings
and (ii) immediately following the consummation of the Comera Merger, OTR Merger Sub will be merged with and into OTR (the “OTR Merger”), with OTR surviving the OTR Merger as a direct wholly-owned subsidiary of CLS Holdings. The Business Combination Agreement contains customary representations and warranties, covenants, closing conditions and other terms relating to the Comera Merger and OTR Merger and the other transactions contemplated thereby which are expected to close in May 2022, contingent upon approval of OTR stockholders.
Upon the closing of the Transaction (the “Closing”), by virtue of the Comera Merger, all shares of Comera common stock, par value $0.001 per share (“Comera Common Stock”), issued and outstanding immediately prior to the Closing (including shares of Comera Common Stock issued upon conversion of Comera preferred stock immediately prior to the Closing) will be canceled and converted into the right to receive shares of CLS Holdings common stock, par value $0.0001 per share (“CLS Holdings Common Stock”) and all outstanding Comera unvested stock options and Comera vested incentive stock options will be converted into options to purchase shares of CLS Holdings Common Stock, all Comera vested in-the-money
non-qualified
stock options outstanding will be net exercised for shares of Comera Common Stock and, upon the Closing as described above, those shares of Comera Common Stock will be converted into the right to receive shares of CLS Holdings Common Stock.
In addition and as part of the overall consideration payable to the Company’s stockholders, CLS Holdings shall place 3,150,000 shares of CLS Holdings Common Stock (the
“Earn-Out
Shares”) into escrow. If, at any time prior to the second anniversary of the Closing, either (i) the volume-weighted-average-price of CLS Holdings Common Stock shall be equal to or greater than $12.50 for twenty trading days within a thirty-trading day period, or (ii) upon a change of control with aggregate consideration in excess of $12.50 per share, then the
Earn-out
Shares will be delivered to the Company’s stockholders in accordance with the Business Combination Agreement.